Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments
Short-term investments consist of the following:

As of December 31, 2016
(in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Deposits	1,150,000	—	—	1,150,000
Total	1,150,000	—	—	1,150,000

As of December 31, 2015
(in thousands)	Cost basis	Unrealized Gains	Unrealized Losses	Recorded Basis

Deposits	950,000	—	—	950,000
Total	950,000	—	—	950,000